Schedule of Investments (unaudited) June 30, 2020	iShares® S&P 500 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.0%
Boeing Co. (The)	429,610	$78,747,513
Howmet Aerospace Inc.	352,841	5,592,530
Huntington Ingalls Industries Inc.	42,417	7,401,342
L3Harris Technologies Inc.	393,154	66,706,439
Lockheed Martin Corp.	448,867	163,800,546
Northrop Grumman Corp.	282,350	86,805,684
Raytheon Technologies Corp.	1,419,703	87,482,099
Teledyne Technologies Inc.(a)	66,799	20,771,149
TransDigm Group Inc.	91,590	40,487,359

		557,794,661

Air Freight & Logistics — 0.3%
Expeditors International of Washington Inc.	157,613	11,984,892
United Parcel Service Inc., Class B	577,071	64,158,754

		76,143,646

Banks — 1.0%
First Republic Bank/CA	153,027	16,219,332
JPMorgan Chase & Co.	2,663,706	250,548,186
SVB Financial Group(a)(b)	60,089	12,950,982

		279,718,500

Beverages — 1.2%
Brown-Forman Corp., Class B, NVS(b)	332,147	21,144,478
Coca-Cola Co. (The)	2,815,977	125,817,852
Monster Beverage Corp.(a)	456,178	31,622,259
PepsiCo Inc.	1,214,266	160,598,821

		339,183,410

Biotechnology — 2.1%
AbbVie Inc.	1,701,141	167,018,023
Alexion Pharmaceuticals Inc.(a)	233,819	26,243,845
Amgen Inc.	632,104	149,088,049
Incyte Corp.(a)(b)	328,592	34,163,710
Regeneron Pharmaceuticals Inc.(a)	123,083	76,760,713
Vertex Pharmaceuticals Inc.(a)	472,208	137,086,705

		590,361,045

Building Products — 0.4%
Allegion PLC	166,652	17,035,167
Carrier Global Corp.	796,093	17,689,186
Fortune Brands Home & Security Inc.	258,021	16,495,283
Masco Corp.	480,350	24,118,374
Trane Technologies PLC	270,842	24,099,521

		99,437,531

Capital Markets — 2.3%
Ameriprise Financial Inc.	144,826	21,729,693
BlackRock Inc.(c)	143,279	77,956,671
Cboe Global Markets Inc.(b)	199,360	18,596,301
Charles Schwab Corp. (The)	1,523,378	51,398,774
CME Group Inc.	333,063	54,136,060
Intercontinental Exchange Inc.	548,146	50,210,173
MarketAxess Holdings Inc.	69,138	34,632,607
Moody’s Corp.	293,012	80,499,187
MSCI Inc.(b)	154,834	51,686,686
Nasdaq Inc.	98,309	11,744,976
S&P Global Inc.	438,743	144,557,044
T Rowe Price Group Inc.	306,668	37,873,498

		635,021,670

Chemicals — 1.8%
Air Products & Chemicals Inc.	402,243	97,125,595
Celanese Corp.	215,333	18,591,851

Security	Shares	Value

Chemicals (continued)
Dow Inc.(a)	1,349,194	$54,993,148
Ecolab Inc.	230,247	45,807,641
FMC Corp.	236,121	23,522,374
Linde PLC	679,111	144,046,234
PPG Industries Inc.	219,721	23,303,609
Sherwin-Williams Co. (The)	147,180	85,047,963

		492,438,415

Commercial Services & Supplies — 0.5%
Cintas Corp.(b)	153,504	40,887,325
Copart Inc.(a)	376,280	31,332,836
Republic Services Inc.	173,235	14,213,932
Rollins Inc.(b)	120,589	5,111,768
Waste Management Inc.	409,963	43,419,181

		134,965,042

Communications Equipment — 0.2%
Arista Networks Inc.(a)(b)	96,857	20,342,876
Motorola Solutions Inc.	308,356	43,209,926

		63,552,802

Construction & Engineering — 0.0%
Quanta Services Inc.(b)	109,658	4,301,883

Construction Materials — 0.2%
Martin Marietta Materials Inc.(b)	113,856	23,519,234
Vulcan Materials Co.	241,202	27,943,252

		51,462,486

Consumer Finance — 0.4%
American Express Co.	721,297	68,667,474
Discover Financial Services	345,873	17,324,779
Synchrony Financial	978,020	21,672,923

		107,665,176

Containers & Packaging — 0.1%
Avery Dennison Corp.	105,618	12,049,958
Ball Corp.(b)	423,257	29,412,129

		41,462,087

Distributors — 0.0%
LKQ Corp.(a)(b)	280,222	7,341,816

Electric Utilities — 0.5%
NextEra Energy Inc.	472,447	113,467,596
NRG Energy Inc.	443,567	14,442,542

		127,910,138

Electrical Equipment — 0.4%
AMETEK Inc.	417,862	37,344,327
Emerson Electric Co.	587,600	36,448,828
Rockwell Automation Inc.	120,513	25,669,269

		99,462,424

Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	540,055	51,742,669
CDW Corp./DE	257,109	29,870,923
Corning Inc.	648,619	16,799,232
FLIR Systems Inc.	110,745	4,492,925
IPG Photonics Corp.(a)(b)	31,241	5,010,744
Keysight Technologies Inc.(a)(b)	341,956	34,462,326
TE Connectivity Ltd.	298,038	24,304,999
Zebra Technologies Corp., Class A(a)	96,184	24,618,295

		191,302,113

Energy Equipment & Services — 0.0%
National Oilwell Varco Inc.	217,917	2,669,483

1

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® S&P 500 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Entertainment — 2.4%
Electronic Arts Inc.(a)	277,589	$36,655,627
Live Nation Entertainment Inc.(a)	177,769	7,880,500
Netflix Inc.(a)	801,010	364,491,590
Take-Two Interactive Software Inc.(a)	207,514	28,962,729
Walt Disney Co. (The)	2,006,723	223,769,682

		661,760,128

Equity Real Estate Investment Trusts (REITs) — 2.5%
Alexandria Real Estate Equities Inc.	124,119	20,138,308
American Tower Corp.	807,378	208,739,508
Boston Properties Inc.	115,892	10,474,319
Crown Castle International Corp.(b)	440,223	73,671,319
Duke Realty Corp.	402,754	14,253,464
Equinix Inc.	161,214	113,220,592
Essex Property Trust Inc.	59,529	13,642,261
Extra Space Storage Inc.	134,028	12,380,166
Federal Realty Investment Trust	53,748	4,579,867
Healthpeak Properties Inc.	460,775	12,698,959
Mid-America Apartment Communities Inc.	95,869	10,993,298
Prologis Inc.	766,734	71,559,284
Public Storage	120,480	23,118,907
Realty Income Corp.	285,144	16,966,068
SBA Communications Corp.(b)	203,299	60,566,838
Simon Property Group Inc.	219,896	15,036,489
UDR Inc.	258,183	9,650,881

		691,690,528

Food & Staples Retailing — 0.6%
Costco Wholesale Corp.	474,446	143,856,772
Sysco Corp.	418,467	22,873,406

		166,730,178

Food Products — 0.3%
Campbell Soup Co.	135,497	6,724,716
Hershey Co. (The)	181,151	23,480,793
Lamb Weston Holdings Inc.	143,323	9,162,640
McCormick & Co. Inc./MD, NVS	114,857	20,606,494
Tyson Foods Inc., Class A	253,931	15,162,220

		75,136,863

Health Care Equipment & Supplies — 3.6%
Abbott Laboratories	1,868,490	170,836,041
ABIOMED Inc.(a)(b)	45,887	11,084,464
Align Technology Inc.(a)	130,665	35,859,703
Baxter International Inc.	419,104	36,084,854
Boston Scientific Corp.(a)(b)	1,535,214	53,901,364
Cooper Companies Inc. (The)(b)	50,550	14,338,002
Danaher Corp.	733,462	129,698,085
Dentsply Sirona Inc.	208,621	9,191,841
DexCom Inc.(a)	168,101	68,148,145
Edwards Lifesciences Corp.(a)	1,128,571	77,995,542
Hologic Inc.(a)	253,936	14,474,352
IDEXX Laboratories Inc.(a)	154,080	50,871,053
Intuitive Surgical Inc.(a)	212,400	121,031,892
ResMed Inc.(b)	263,487	50,589,504
Steris PLC	83,987	12,886,965
Stryker Corp.	387,477	69,819,481
Teleflex Inc.(b)	84,547	30,773,417
Varian Medical Systems Inc.(a)(b)	91,102	11,161,817
West Pharmaceutical Services Inc.(b)	134,606	30,578,445

		999,324,967

Health Care Technology — 0.1%
Cerner Corp.(b)	349,200	23,937,660

Security	Shares	Value

Hotels, Restaurants & Leisure — 1.8%
Chipotle Mexican Grill Inc.(a)	46,741	$49,188,359
Darden Restaurants Inc.	105,621	8,002,903
Domino’s Pizza Inc.	71,239	26,318,536
Hilton Worldwide Holdings Inc.	504,961	37,089,386
Las Vegas Sands Corp.	345,371	15,728,195
Marriott International Inc./MD, Class A	487,845	41,822,952
McDonald’s Corp.	595,848	109,916,081
MGM Resorts International(b)	547,940	9,205,392
Starbucks Corp.	2,127,422	156,556,985
Wynn Resorts Ltd.	179,211	13,349,427
Yum! Brands Inc.	550,465	47,840,913

		515,019,129

Household Durables — 0.4%
DR Horton Inc.	601,295	33,341,808
Garmin Ltd.	264,399	25,778,902
Leggett & Platt Inc.	166,318	5,846,078
NVR Inc.(a)	6,367	20,748,461
PulteGroup Inc.	456,719	15,542,148

		101,257,397

Household Products — 1.5%
Church & Dwight Co. Inc.	245,114	18,947,312
Colgate-Palmolive Co.	702,930	51,496,652
Kimberly-Clark Corp.	303,005	42,829,757
Procter & Gamble Co. (The)	2,615,101	312,687,626

		425,961,347

Industrial Conglomerates — 0.6%
Honeywell International Inc.	587,991	85,017,619
Roper Technologies Inc.	190,137	73,822,591

		158,840,210

Insurance — 0.8%
Aon PLC, Class A(b)	265,150	51,067,890
Arthur J Gallagher & Co.	176,187	17,176,471
Cincinnati Financial Corp.	122,978	7,874,281
Marsh & McLennan Companies Inc.	566,845	60,862,148
Progressive Corp. (The)	650,253	52,091,768
Willis Towers Watson PLC	113,534	22,360,521

		211,433,079

Interactive Media & Services — 9.1%
Alphabet Inc., Class A(a)	546,477	774,931,710
Alphabet Inc., Class C, NVS(a)	532,649	752,957,953
Facebook Inc., Class A(a)	4,379,342	994,417,188

		2,522,306,851

Internet & Direct Marketing Retail — 8.2%
Amazon.com Inc.(a)	763,067	2,105,164,501
Booking Holdings Inc.(a)	74,544	118,699,393
eBay Inc.	1,202,906	63,092,420

		2,286,956,314

IT Services — 7.2%
Accenture PLC, Class A	730,930	156,945,290
Akamai Technologies Inc.(a)	214,729	22,995,329
Automatic Data Processing Inc.	486,966	72,504,368
Broadridge Financial Solutions Inc.	146,290	18,460,335
Fiserv Inc.(a)	1,024,214	99,983,771
FleetCor Technologies Inc.(a)	152,625	38,389,766
Gartner Inc.(a)(b)	160,752	19,504,040
Global Payments Inc.	268,105	45,475,970
Jack Henry & Associates Inc.(b)	73,596	13,543,872
Leidos Holdings Inc.	123,968	11,612,083

2

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® S&P 500 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Mastercard Inc., Class A	1,609,644	$475,971,731
Paychex Inc.	389,568	29,509,776
PayPal Holdings Inc.(a)	2,138,472	372,585,976
VeriSign Inc.(a)	98,138	20,297,882
Visa Inc., Class A(b)	3,072,666	593,546,891
Western Union Co. (The)	748,358	16,179,500

		2,007,506,580

Life Sciences Tools & Services — 1.6%
Agilent Technologies Inc.	321,461	28,407,509
Bio-Rad Laboratories Inc., Class A(a)	28,045	12,662,037
Illumina Inc.(a)	160,902	59,590,056
IQVIA Holdings Inc.(a)	223,155	31,661,231
Mettler-Toledo International Inc.(a)	27,353	22,034,209
PerkinElmer Inc.(b)	116,267	11,404,630
Thermo Fisher Scientific Inc.	719,307	260,633,698
Waters Corp.(a)(b)	69,908	12,611,403

		439,004,773

Machinery — 1.3%
Caterpillar Inc.	581,591	73,571,262
Cummins Inc.	169,274	29,328,413
Deere & Co.	334,876	52,625,763
Dover Corp.	153,325	14,805,062
IDEX Corp.	77,285	12,214,121
Illinois Tool Works Inc.	319,408	55,848,489
Ingersoll Rand Inc.(a)(b)	452,286	12,718,282
Otis Worldwide Corp.	396,436	22,541,351
PACCAR Inc.	630,096	47,162,686
Parker-Hannifin Corp.	128,710	23,588,682
Xylem Inc./NY	193,579	12,574,892

		356,979,003

Media — 1.1%
Charter Communications Inc., Class A(a)(b)	274,482	139,996,799
Comcast Corp., Class A	4,645,405	181,077,887

		321,074,686

Metals & Mining — 0.1%
Freeport-McMoRan Inc.	1,454,320	16,826,482

Multi-Utilities — 0.1%
Sempra Energy	239,749	28,105,775

Multiline Retail — 0.6%
Dollar General Corp.	458,459	87,341,024
Target Corp.	582,820	69,897,603

		157,238,627

Oil, Gas & Consumable Fuels — 0.7%
Apache Corp.	424,898	5,736,123
Cabot Oil & Gas Corp.	453,731	7,795,099
ConocoPhillips	1,953,161	82,071,825
EOG Resources Inc.	530,152	26,857,500
Hess Corp.	475,482	24,634,723
Phillips 66	397,644	28,590,604
Pioneer Natural Resources Co.	187,802	18,348,255

		194,034,129

Personal Products — 0.3%
Coty Inc., Class A	253,212	1,131,858
Estee Lauder Companies Inc. (The), Class A	409,356	77,237,290

		78,369,148

Pharmaceuticals — 3.1%
Bristol-Myers Squibb Co.	2,266,510	133,270,788

Security	Shares	Value

Pharmaceuticals (continued)
Eli Lilly & Co.	843,630	$138,507,173
Johnson & Johnson	2,015,298	283,411,358
Merck & Co. Inc.	2,528,385	195,520,012
Zoetis Inc.	865,526	118,611,683

		869,321,014

Professional Services — 0.3%
Equifax Inc.(b)	133,930	23,019,888
IHS Markit Ltd.	533,393	40,271,171
Verisk Analytics Inc.	202,758	34,509,412

		97,800,471

Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A(a)	610,434	27,603,825

Road & Rail — 1.0%
CSX Corp.	697,050	48,612,267
JB Hunt Transport Services Inc.(b)	89,345	10,751,777
Kansas City Southern(b)	173,050	25,834,635
Norfolk Southern Corp.	251,950	44,234,862
Old Dominion Freight Line Inc.(b)	171,134	29,022,615
Union Pacific Corp.	766,232	129,546,844

		288,003,000

Semiconductors & Semiconductor Equipment — 6.9%
Advanced Micro Devices Inc.(a)	2,133,061	112,220,339
Analog Devices Inc.	671,000	82,291,440
Applied Materials Inc.	1,668,536	100,863,001
Broadcom Inc.	728,133	229,806,056
Intel Corp.	4,395,377	262,975,406
KLA Corp.	282,377	54,916,679
Lam Research Corp.	264,377	85,515,384
Maxim Integrated Products Inc.	212,410	12,874,170
Microchip Technology Inc.(b)	446,821	47,054,720
Micron Technology Inc.(a)	2,025,599	104,358,860
NVIDIA Corp.(b)	1,120,327	425,623,431
Qorvo Inc.(a)	207,448	22,929,227
Qualcomm Inc.	2,048,786	186,869,771
Skyworks Solutions Inc.	176,232	22,533,024
Texas Instruments Inc.	1,036,338	131,583,836
Xilinx Inc.	274,566	27,014,549

		1,909,429,893

Software — 15.3%
Adobe Inc.(a)	877,489	381,979,737
Ansys Inc.(a)(b)	156,481	45,650,202
Autodesk Inc.(a)	399,569	95,572,909
Cadence Design Systems Inc.(a)	511,178	49,052,641
Citrix Systems Inc.	109,903	16,255,753
Fortinet Inc.(a)	244,358	33,543,023
Intuit Inc.	474,928	140,668,924
Microsoft Corp.	13,811,473	2,810,772,870
NortonLifeLock Inc.	611,896	12,133,898
Oracle Corp.	2,274,409	125,706,585
Paycom Software Inc.(a)(b)	87,862	27,213,497
salesforce.com Inc.(a)	1,640,981	307,404,971
ServiceNow Inc.(a)(b)	347,322	140,686,249
Synopsys Inc.(a)	274,622	53,551,290
Tyler Technologies Inc.(a)	72,445	25,129,722

		4,265,322,271

Specialty Retail — 2.9%
AutoZone Inc.(a)	42,521	47,968,791
CarMax Inc.(a)(b)	296,613	26,561,694

3

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® S&P 500 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Home Depot Inc. (The)	1,390,753	$348,397,534
Lowe’s Companies Inc.	907,542	122,627,075
O’Reilly Automotive Inc.(a)	135,178	57,000,507
Ross Stores Inc.	647,251	55,171,675
Tiffany & Co.	198,912	24,255,329
TJX Companies Inc. (The)	2,181,641	110,303,769
Tractor Supply Co.	103,182	13,598,356
Ulta Beauty Inc.(a)	56,004	11,392,334

		817,277,064

Technology Hardware, Storage & Peripherals — 9.8%
Apple Inc.	7,420,289	2,706,921,427
NetApp Inc.	185,002	8,208,539
Seagate Technology PLC	246,779	11,946,571
Xerox Holdings Corp.(a)	322,390	4,929,343

		2,732,005,880

Textiles, Apparel & Luxury Goods — 0.6%
Nike Inc., Class B	1,514,175	148,464,859
VF Corp.	307,784	18,756,357

		167,221,216

Tobacco — 0.5%
Altria Group Inc.	1,319,886	51,805,525
Philip Morris International Inc.	1,247,828	87,422,830

		139,228,355

Trading Companies & Distributors — 0.2%
Fastenal Co.	731,736	31,347,570
United Rentals Inc.(a)(b)	131,219	19,556,880

		50,904,450

Security	Shares	Value

Water Utilities — 0.1%
American Water Works Co. Inc.	165,383	$21,278,177

Total Common Stocks — 99.8% (Cost: $19,189,063,831)		27,727,083,798

Short-Term Investments

Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.52%(c)(d)(e)	260,150,638	260,488,833
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.13%(c)(d)	37,730,000	37,730,000

		298,218,833

Total Short-Term Investments — 1.1% (Cost: $297,980,159)		298,218,833

Total Investments in Securities — 100.9% (Cost: $19,487,043,990)		28,025,302,631

Other Assets, Less Liabilities — (0.9)%		(246,383,635)

Net Assets — 100.0%		$27,778,918,996

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended June 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/20	Shares Purchased	Shares Sold		Shares Held at 06/30/20	Value at 06/30/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	401,254,941	—	(141,104,303	)(b)	260,150,638	$260,488,833	$455,265	(c)	$360,972	$136,158
BlackRock Cash Funds: Treasury, SL Agency Shares	41,016,000	—	(3,286,000	)(b)	37,730,000	37,730,000	20,791		—	—
BlackRock Inc.	110,800	38,314	(5,835)		143,279	77,956,671	519,660		498,421	12,528,184

						$376,175,504	$995,716		$859,393	$12,664,342

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	318	09/18/20	$49,134	$448,383

4

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® S&P 500 Growth ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$27,727,083,798	$—	$—	$27,727,083,798
Money Market Funds	298,218,833	—	—	298,218,833

	$28,025,302,631	$—	$—	$28,025,302,631

Derivative financial instruments(a)
Assets
Futures Contracts	$448,383	$—	$—	$448,383

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

5